Consolidated Balance Sheets Parenthetical In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 8,847		$ 10,683
Intangible assets, accumulated amortization	726,273		630,136
Current portion of long-term debt, due to related parties	130,451
Accrued and other liabilities, due to related parties	3,884		6,943
Long-term debt, net of current portion, due to related parties	$ 0		$ 445,000
Preference shares, par value		€ 0.01		€ 0.01
Preference shares, shares authorized	450,000,000	450,000,000	450,000,000	450,000,000
Preference shares, shares issued	0	0	0	0
Preference shares, shares outstanding	0	0	0	0
Financing shares, par value		€ 0.01		€ 0.01
Financing shares, shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Financing shares, shares issued	0	0	0	0
Financing shares, shares outstanding	0	0	0	0
Common shares, par value		€ 0.01		€ 0.01
Common shares, shares authorized	410,000,000	410,000,000	410,000,000	410,000,000
Common shares, shares issued	239,707,000	239,707,000	239,707,000	239,707,000
Treasury shares, at cost	7,684,000	7,684,000	5,817,000	5,817,000